STATEMENT OF INVESTMENTS
BNY Mellon Small/Mid Cap Growth Fund

June 30, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 93.1%
Capital Goods - 6.4%
Armstrong World Industries, Inc.	351,917		25,851,822
Curtiss-Wright Corp.	167,644		30,789,497
Fluor Corp.	949,351	[a]	28,100,790
Graco, Inc.	308,942		26,677,142
SiteOne Landscape Supply, Inc.	89,174	[a,b]	14,924,161
The AZEK Company, Inc.	767,054	[a]	23,234,066
Zurn Elkay Water Solutions Corp.	418,245		11,246,608
			160,824,086
Commercial & Professional Services - 3.4%
CACI International, Inc., Cl. A	137,333	[a]	46,808,580
Clarivate PLC	1,245,934	[a,b]	11,873,751
FTI Consulting, Inc.	141,196	[a]	26,855,479
			85,537,810
Consumer Discretionary Distribution - 6.6%
Burlington Stores, Inc.	112,890	[a]	17,767,757
Chewy, Inc., Cl. A	613,338	[a]	24,208,451
Farfetch Ltd., Cl. A	3,950,831	[a,b]	23,863,019
National Vision Holdings, Inc.	766,284	[a,b]	18,613,038
Ollie's Bargain Outlet Holdings, Inc.	1,084,971	[a]	62,852,370
RH	54,812	[a,b]	18,065,487
			165,370,122
Consumer Durables & Apparel - 3.0%
Lululemon Athletica, Inc.	113,558	[a]	42,981,703
Peloton Interactive, Inc., Cl. A	4,040,179	[a]	31,068,977
			74,050,680
Consumer Services - 5.1%
European Wax Center, Inc., Cl. A	524,194	[a,b]	9,765,734
Expedia Group, Inc.	445,738	[a]	48,759,280
Planet Fitness, Inc., Cl. A	1,002,406	[a]	67,602,261
			126,127,275
Consumer Staples Distribution - 2.0%
Grocery Outlet Holding Corp.	1,629,206	[a]	49,869,996
Energy - 6.3%
Cactus, Inc., Cl. A	1,245,483		52,708,841
EQT Corp.	1,850,079		76,093,749
PBF Energy, Inc., Cl. A	681,147		27,886,158
			156,688,748
Financial Services - 6.2%
Ares Management Corp., Cl. A	296,059		28,525,285

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 93.1% (continued)
Financial Services - 6.2% (continued)
AvidXchange Holdings, Inc.	1,109,355	[a]	11,515,105
Block, Inc.	403,925	[a]	26,889,287
Euronet Worldwide, Inc.	352,047	[a]	41,319,756
Morningstar, Inc.	134,037		26,280,635
Tradeweb Markets, Inc., Cl. A	304,905		20,879,894
			155,409,962
Food, Beverage & Tobacco - 1.7%
Freshpet, Inc.	662,267	[a,b]	43,583,791
Health Care Equipment & Services - 10.0%
Align Technology, Inc.	172,364	[a]	60,954,805
DexCom, Inc.	494,871	[a]	63,595,872
Inspire Medical Systems, Inc.	89,202	[a]	28,958,537
Insulet Corp.	40,989	[a]	11,818,768
iRhythm Technologies, Inc.	126,165	[a]	13,161,533
Outset Medical, Inc.	433,509	[a,b]	9,480,842
Privia Health Group, Inc.	1,497,784	[a,b]	39,107,140
R1 RCM, Inc.	1,220,910	[a]	22,525,790
			249,603,287
Materials - 2.7%
Alcoa Corp.	519,270		17,618,831
CF Industries Holdings, Inc.	292,647		20,315,555
Constellium SE	1,671,891	[a]	28,756,525
			66,690,911
Media & Entertainment - 3.1%
Liberty Media Corp-Liberty Formula One, Cl. C	639,959	[a]	48,176,114
Live Nation Entertainment, Inc.	320,619	[a]	29,211,597
			77,387,711
Pharmaceuticals, Biotechnology & Life Sciences - 17.0%
10X Genomics, Inc., CI. A	351,118	[a]	19,606,429
Ascendis Pharma A/S, ADR	228,047	[a,b]	20,353,195
Beam Therapeutics, Inc.	135,576	[a,b]	4,328,942
BioMarin Pharmaceutical, Inc.	205,622	[a]	17,823,315
Bio-Techne Corp.	430,067		35,106,369
Cytokinetics, Inc.	257,065	[a]	8,385,460
Denali Therapeutics, Inc.	603,767	[a]	17,817,164
Horizon Therapeutics PLC	645,681	[a]	66,408,291
Insmed, Inc.	826,512	[a]	17,439,403
Karuna Therapeutics, Inc.	56,147	[a,b]	12,175,477
Neurocrine Biosciences, Inc.	327,241	[a]	30,858,826
Prothena Corp. PLC	239,738	[a]	16,369,311
PTC Therapeutics, Inc.	431,258	[a]	17,539,263
Repligen Corp.	234,553	[a]	33,179,867
Sarepta Therapeutics, Inc.	700,885	[a]	80,265,350

Description	Shares		Value ($)
Common Stocks - 93.1% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 17.0% (continued)
Twist Bioscience Corp.	668,134	[a]	13,670,022
Ultragenyx Pharmaceutical, Inc.	268,973	[a]	12,407,725
			423,734,409
Real Estate Management & Development - 2.8%
CoStar Group, Inc.	776,407	[a]	69,100,223
Semiconductors & Semiconductor Equipment - 1.7%
Power Integrations, Inc.	438,026		41,467,921
Software & Services - 12.4%
Bill Holdings, Inc.	280,084	[a,b]	32,727,815
DoubleVerify Holdings, Inc.	657,474	[a]	25,588,888
Dynatrace, Inc.	412,232	[a]	21,217,581
Everbridge, Inc.	342,724	[a]	9,219,276
HubSpot, Inc.	158,871	[a]	84,533,670
nCino, Inc.	295,696	[a]	8,906,364
Shopify, Inc., Cl. A	728,044	[a]	47,031,642
Splunk, Inc.	218,926	[a]	23,225,859
Twilio, Inc., Cl. A	900,146	[a]	57,267,289
			309,718,384
Technology Hardware & Equipment - 2.5%
Calix, Inc.	391,885	[a]	19,558,980
Lumentum Holdings, Inc.	379,409	[a]	21,523,873
nLight, Inc.	558,164	[a]	8,606,889
Trimble, Inc.	233,464	[a]	12,359,584
			62,049,326
Telecommunication Services - .2%
Bandwidth, Inc., Cl. A	411,259	[a]	5,626,023
Total Common Stocks (cost $1,785,684,622)			2,322,840,665

Private Equity - .9%
Diversified Financials - .2%
Fundbox	702,664	[a,c]	5,136,474
Food, Beverage & Tobacco - .2%
Supplying Demand, Inc.	497,558	[a,c]	4,731,777
Pharmaceuticals, Biotechnology & Life Sciences - .2%
Aspen Neuroscience	1,963,167	[a,c]	3,730,017
Real Estate - .1%
Roofstock	346,123	[a,c]	3,374,699
Software & Services - .2%
Locus Robotics	101,086	[a,c]	5,694,174
Total Private Equity (cost $34,978,403)			22,667,141

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Number of Rights
Rights - .0%
Health Care Equipment & Services - .0%
Abiomed, Inc. expiring 12/31/2049 (cost $0)		160,644	[c]	163,857
	1-Day Yield (%)
Investment Companies - 6.1%
Registered Investment Companies - 6.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $150,945,124)	5.17	150,945,124	[d]	150,945,124

Investment of Cash Collateral for Securities Loaned - .7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $18,111,625)	5.17	18,111,625	[d]	18,111,625
Total Investments (cost $1,989,719,774)		100.8%		2,514,728,412
Liabilities, Less Cash and Receivables		(.8%)		(19,035,994)
Net Assets		100.0%		2,495,692,418

ADR—American Depositary Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At June 30, 2023, the value of the fund’s securities on loan was $101,720,370 and the value of the collateral was $103,614,333, consisting of cash collateral of $18,111,625 and U.S. Government & Agency securities valued at $85,502,708. In addition, the value of collateral may include pending sales that are also on loan.

c The fund held Level 3 securities at June 30, 2023. These securities were valued at $22,830,998 or .9% of net assets.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Small/Mid Cap Growth Fund

June 30, 2023 (Unaudited)

The following is a summary of the inputs used as of June 30, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,322,840,665	-	-	2,322,840,665
Equity Securities - Private Equity	-	-	22,667,141	22,667,141
Investment Companies	169,056,749	-	-	169,056,749
Rights	-	-	163,857	163,857

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At June 30, 2023, accumulated net unrealized appreciation on investments was $525,008,638, consisting of $738,104,725 gross unrealized appreciation and $213,096,087 gross unrealized depreciation.

At June 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.